Document And Entity Information	Oct. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	DAILY JOURNAL CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 29, 2026
Entity, Incorporation, State or Country Code	SC
Entity, File Number	0-14665
Entity, Tax Identification Number	95-4133299
Entity, Address, Address Line One	915 E. First Street
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90012
City Area Code	213
Local Phone Number	229-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DJCO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000783412